Share based payment reserve (Details Narrative) - shares	May 31, 2022	Aug. 31, 2021
Omnibus Plan [Member]
IfrsStatementLineItems [Line Items]
Number of shares reserved for issue under options and contracts for sale of shares	11,329,201	12,513,055